ALPS ETF TRUST

VelocityShares Emerging Markets DR ETF, the VelocityShares Russia Select DR ETF

and the VelocityShares Emerging Asia DR ETF (the “Funds”)

SUPPLEMENT DATED MARCH 31, 2013

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 22, 2013, AS SUPPLEMENTED

Change to Service Provider

Effective March 31, 2013, all references to ALPS Distributors, Inc. as the Funds’ Distributor should be deleted. Also effective March 31, 2013, the Distributor is ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

For additional information regarding the Funds, shareholders may call 855-325-8021.

Please retain this supplement for future reference.